LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Weighted average remaining lease term:
Operating lease	9 years 8 months 12 days	9 years 8 months 12 days
Finance lease	12 years 1 month 6 days	14 years 4 months 24 days
Weighted average discount rate:
Operating lease	6.70%	7.20%
Finance lease	5.80%	8.20%